Summary of Significant Accounting Policies - Additional Information (Details) RM in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2019 MYR (RM)
Summary Of Significant Accounting Policies [Line Items]
Convenience translation rate (USD to RMB)	6.5250				6.5250	6.5250
Interest expenses incurred	¥ 330,573,000	$ 50,663	¥ 120,170,000	¥ 24,344,000
Interest expenses incurred capitalized	92,189,000	$ 14,129	17,880,000	0
Impairment loss	0		0
Inventory write-downs	0		0
Impairment of long-lived assets	0		0
Impairment of goodwill	0		¥ 0	¥ 21,598,000
Revenue, performance obligation	¥ 12,587,598,000				$ 1,929,134
Foreign currency exchange rate depreciation			1.30%
Foreign currency exchange rate appreciation	6.30%	6.30%
RMB US and MYR-Denominated Borrowings | Interest Rate Risk
Summary Of Significant Accounting Policies [Line Items]
Hypothetical increase or decrease in annual interest rates of denominated borrowings	1.00%	1.00%
Increase or decrease total interest expense	¥ 38,403,000				5,886
Accounts Receivable | Customer Two
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent	10.00%	10.00%	10.00%
Accounts Receivable | Customer One
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent	10.00%	10.00%	10.00%
Revenue | Customer Two
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent			11.10%	21.80%
Revenue | Customer One
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent			68.20%	32.80%
Revenue | Customer Three
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent	81.70%	81.70%
PRC
Summary Of Significant Accounting Policies [Line Items]
Employee benefit expenses	¥ 18,385,000	$ 2,818	¥ 16,210,000	¥ 0
Malaysia
Summary Of Significant Accounting Policies [Line Items]
Employee benefit expenses	1,049,000	161	1,150,000	1,082,000
Other Noncurrent Liabilities
Summary Of Significant Accounting Policies [Line Items]
Asset retirement obligations	3,993,000		3,885,000		612
ASC 815
Summary Of Significant Accounting Policies [Line Items]
Notional amount of derivative contracts	110,000,000				$ 160,000	RM 644,654	RM 644,654
Gain (loss) recognized	¥ (20,479,000)	$ (3,139)	¥ (12,316,000)	¥ 2,643,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Revenue performance obligation period	1 year	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenue performance obligation period	10 years	10 years